Cash Flow Detail - Operating Activities (Details) € in Millions, £ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Cash received from operations			€ 46,415		€ 51,353	€ 57,699
Cash paid from operations			(34,379)		(36,477)	(41,224)
Cash paid to suppliers			(29,236)		(31,080)	(35,450)
Cash paid to employees			(4,299)		(4,434)	(4,934)
Payments related to cancellation of commitments			(844)		(963)	(840)
Net payments of interest and other financial expenses net of dividends received			(1,309)		(1,171)	(1,725)
Net interest and other financial expenses paid			(1,519)		(1,193)	(1,754)
Dividends received			210		22	29
Taxes (paid)/proceeds			(459)		(509)	272
Net cash flow provided by operating activities			10,268		€ 13,196	€ 15,022
VMED O2 UK Ltd
Condensed Cash Flow Statements, Captions [Line Items]
Dividends received from joint ventures, classified as investing activities	€ 187	£ 161	€ 187	£ 161